Schedule II Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule II Condensed Financial Information of Registrant

	December 31,
(In millions, except share and per share data)	2016	2015
Assets
Investments
Available-for-sale, fixed maturity securities, at fair value (amortized cost: 2016 – $27 and 2015 – $29)	$28	$31
Cash and cash equivalents	189	260
Other assets	15	11
Note receivable from subsidiary	—	20
Investments in subsidiaries	6,665	5,127
Total assets	$6,897	$5,449
Liabilities and Equity
Liabilities
Payables for collateral on derivatives	$6	$—
Other liabilities	32	97
Intercompany payable	1	—
Total liabilities	39	97
Equity
Common stock
Class A – par value $0.001 per share; authorized: 2016 and 2015 – 425,000,000 shares; issued and outstanding: 2016 – 77,319,381 and 2015 – 50,151,265 shares	—	—
Class B – par value $0.001 per share; convertible to Class A; authorized: 2016 and 2015 – 325,000,000 shares; issued and outstanding: 2016 – 111,805,829 and 2015 – 135,963,975 shares	—	—
Class M-1 – par value $0.001 per share; contingently convertible to Class A; authorized: 2016 and 2015 – 7,109,560 shares; issued and outstanding: 2016 – 3,474,205 and 2015 – 5,198,273 shares	—	—
Class M-2 – par value $0.001 per share; contingently convertible to Class A; authorized: 2016 and 2015 – 5,000,000 shares; issued and outstanding: 2016 – 1,067,747 and 2015 – 3,125,869 shares	—	—
Class M-3 – par value $0.001 per share; contingently convertible to Class A; authorized: 2016 and 2015 – 7,500,000 shares; issued and outstanding: 2016 – 1,346,300 and 2015 – 3,110,000 shares	—	—
Class M-4 – par value $0.001 per share; contingently convertible to Class A; authorized: 2016 and 2015 – 7,500,000 shares; issued and outstanding: 2016 – 5,397,802 and 2015 – 5,038,443 shares	—	—
Additional paid-in capital	3,421	3,281
Retained earnings	3,070	2,308
Accumulated other comprehensive income (loss)	367	(237)
Total Athene Holding Ltd. shareholders' equity	6,858	5,352
Total liabilities and equity	$6,897	$5,449

See accompanying notes to the condensed financial information of registrant – parent company only

	Years ended December 31,
(In millions)	2016	2015	2014
Revenue
Net investment income (related party: 2016 – $8, 2015 – $(5), and 2014 – $0)	$10	$—	$8
Investment related gains (losses)	4	—	—
Total revenues	14	—	8
Benefits and Expenses
Other operating expenses (related party: 2016 – $16, 2015 – $16, and 2014 – $253)	145	130	450
Interest expense	—	—	1
Total benefits and expenses	145	130	451
Loss before income taxes and equity earnings in subsidiaries	(131)	(130)	(443)
Provision for income taxes	—	—	—
Equity earnings in subsidiaries	899	692	899
Net income available to Athene Holding Ltd. shareholders	768	562	456
Other comprehensive income (loss), after tax	604	(881)	574
Comprehensive income (loss) available to Athene Holding Ltd. shareholders	$1,372	$(319)	$1,030

See accompanying notes to the condensed financial information of registrant – parent company only.

	Years ended December 31,
(In millions)	2016	2015	2014
Net cash (used in) provided by operating activities	$(45)	$(82)	$319
Cash flows from investing activities
Capital contributions to subsidiary	(34)	(506)	(232)
Acquisition of subsidiaries, net of cash acquired	—	—	33
Receipts on loans to subsidiaries	20	188	—
Issuances of loans to subsidiaries	—	(103)	(100)
Investment in note receivable	—	(5)	—
Sales, maturities, and repayments of:
Available-for-sale, fixed maturity securities	5	17	9
Purchases of:
Available-for-sale, fixed maturity securities (related party: 2016 – $0, 2015 – $0, and 2014 – $(38))	(3)	(423)	(294)
Cash settlement of derivatives	5	—	—
Other investing activities, net	(5)	—	—
Net cash used in investing activities	(12)	(832)	(584)
Cash flows from financing activities
Capital contributions	1	1,116	305
Repayment of note payables	—	—	(300)
Net change in cash collateral posted for derivative transactions	6	—	—
Repurchase of common stock	(21)	(3)	(78)
Net cash (used in) provided by financing activities	(14)	1,113	(73)
Net (decrease) increase in cash and cash equivalents	(71)	199	(338)
Cash and cash equivalents at beginning of year	260	61	399
Cash and cash equivalents at end of year	$189	$260	$61

Supplementary information
Cash paid for interest	$—	$—	$1
Non-cash transactions
Non-cash capital contribution to ALRe	—	708	—
Issuance of capital for payment of liabilities	—	2	199

See accompanying notes to the condensed financial information of registrant – parent company only
1. Basis of Presentation

The accompanying condensed financial statements of Athene Holding Ltd. (AHL) should be read in conjunction with the consolidated financial statements and the notes thereto (Consolidated Financial Statements) of AHL and its subsidiaries.

For purposes of these condensed financial statements, AHL’s wholly owned and majority owned subsidiaries are presented under the equity method of accounting. Under this method, the assets and liabilities of subsidiaries are not consolidated. The investments in subsidiaries are recorded on the condensed balance sheets. The income from subsidiaries is reported on a net basis as equity earnings of subsidiaries on the condensed statements of income.

As discussed in Note 1 – Business, Basis of Presentation and Significant Accounting Policies to the Consolidated Financial Statements, these condensed financial statements have been revised.

2. Intercompany Transactions

On December 15, 2014, Athene USA Corporation (Athene USA) entered into an unsecured revolving note with AHL. In 2014, Athene USA borrowed $100 million under the unsecured revolving note, with the balance due in June 2015, or earlier at AHL’s request. The proceeds were used by Athene USA to fund the restructuring of a wholly owned investment fund and carries an interest rate of 0.35% per annum. Interest was payable on a quarterly basis. In June 2015, the unsecured revolving note was amended to extend the due date to June 1, 2020, or earlier at AHL’s request. During 2015, $80 million was repaid by Athene USA. The unsecured revolving note was fully repaid by Athene USA in 2016.

On January 14, 2015, AHL entered into a facility agreement with DLD whereby AHL agreed to make available to DLD a loan facility without a fixed term in the maximum principal amount of EUR 5 million. Interest accrues under the facility at a rate of 6-month Euribor. DLD withdrew EUR 5 million prior to the October 1, 2015 acquisition of DLD by AHL, and full payment was made on October 9, 2015. DLD's withdrawal of the facility was not eliminated upon consolidation since it was prior to the acquisition, but the repayment of the loan was an intercompany transaction that eliminated upon consolidation.

On September 22, 2015, AHL entered into a loan agreement with ADKG, whereby AHL agreed to lend ADKG EUR 51 million to be used for the DLD acquisition. Interest accrued at a fixed rate of 1.5%, which was due and payable on the maturity date of the loan. The loan and interest accrued were due and fully repaid on October 9, 2015.

3. Debt and Guarantees

In the first quarter of 2016, AHL (along with subsidiaries ALRe and Athene USA) entered into a five-year revolving credit agreement (Credit Facility) with Citibank, N.A., as administrative agent. The amount available under the Credit Facility is $1 billion. In connection with the Credit Facility, AHL and Athene USA guaranteed all of the obligations of AHL, ALRe, and Athene USA under this facility, and ALRe guaranteed certain of the obligations of AHL and Athene USA under this facility. See Note 10 – Debt to our Consolidated Financial Statements for further information about the Credit Facility.

4. Related Parties

AHL pays investment management fees to Athene Asset Management (AAM), a related party, in relation to its portfolio of assets managed by AAM and assets held in certain subsidiary portfolios. In addition, AHL also pays service fees pursuant to a shared service agreement between AAM and AHL for various internal expenses AAM allocates to AHL. See Note 17 – Related Parties of the Consolidated Financial Statements for further information.

5. Dividends, Return of Capital and Capital Contributions

AHL received cash dividends and returns of capital from the following subsidiaries:

	Years ended December 31,
(In millions)	2016	2015	2014
Athene Life Re Ltd.	$—	$—	$350
Athene USA	—	—	—
Total	$—	$—	$350

AHL contributed cash and non-cash capital to the following subsidiaries:

	Years ended December 31,
(In millions)	2016	2015	2014
Athene IP Holdings Ltd.	$8	$—	$—
AGER Bermuda Holding Ltd.	8	74	—
Athene Life Re Ltd.	—	1,140	—
Athene USA	18	—	232
Total	$34	$1,214	$232